CONTINGENCIES (Details) $ in Millions	1 Months Ended
	Apr. 30, 2026 USD ($)	Jul. 01, 2026 USD ($)	Feb. 13, 2026 numberOfYears
Disclosure of contingencies
Renewal of Somilo Exploitation Permit | numberOfYears			10
Legal proceedings contingent liability [member] | Loulo-Gounkoto - Mining Convention Negotiations [Member]
Disclosure of contingencies
Settlement payment	$ 200
Legal proceedings contingent liability [member] | Loulo-Gounkoto - Settlement Agreement Tax Reconciliation
Disclosure of contingencies
Additional tax penalty		$ 48